Financial Instruments - Disclosure of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Cash and bank deposits	R$ 15,896	R$ 30,108
Financial instruments at fair value through profit or loss	173,300	106,473
Financial instruments at amortized cost	471,109	0
Cash and cash equivalents	R$ 660,305	R$ 136,581	R$ 102,569	R$ 83,449